CERT NAS
File # 1-33351

15007486

Nasdaq

Lisa Roberts
Vice President
Listing Qualifications

Received SEC
MAY 2 1 2015
Washington, DC 20549

By Electronic Mail

May 21, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 20, 2015, The Nasdaq Stock Market (the "Exchange") received from NeuroMetrix, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Warrants to purchase common stock, par value $0.0001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Lisa Roberts